Financial - risk management objectives and policies - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial risk management [Line Items]
Leases	$ 5,779	$ 7,839
Less: cash and short-term deposits	(376,999)	(235,449)	$ (210,046)	$ (369,200)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Financial risk management [Line Items]
Debt and accounts payable	198,442	226,333
Leases	115	330
Less: cash and short-term deposits	(692,849)	(870,929)	$ (818,503)	$ (723,208)
Net debt	(494,292)	(644,266)
Total liquidity	$ 692,849	$ 870,929